Consolidated Statement Of Profit Or Loss - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from contracts with customers
Total revenue from contracts with customers	€ 86,291,000	€ 44,249,000	€ 25,822,000
Cost of sales (excluding depreciation and amortization expenses)	(61,122,000)	(30,954,000)	(20,911,000)
Gross profit	25,169,000	13,295,000	4,911,000
Other income	10,853,000	5,429,000	3,475,000
Selling and distribution expenses	(2,472,000)	(3,919,000)	(6,068,000)
General and administrative expenses	(337,451,000)	(47,468,000)	(39,199,000)
Operating loss	(303,901,000)	(32,663,000)	(36,881,000)
Finance costs	(15,419,000)	(11,282,000)	(5,947,000)
Loss before income tax	(319,320,000)	(43,945,000)	(42,828,000)
Income tax	(352,000)	689,000	(276,000)
Loss for the year	(319,672,000)	(43,256,000)	(43,104,000)
Attributable to:
Equity holders of the Company	€ (319,672,000)	€ (43,256,000)	€ (43,104,000)
Loss per share:
Basic and diluted loss per ordinary share	€ (3,197)	€ (433)	€ (431)
Charging sessions
Revenue from contracts with customers
Total revenue from contracts with customers	€ 26,108,000	€ 14,879,000	€ 9,515,000
Service revenue from the sale of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	37,253,000	15,207,000	9,147,000
Service revenue from installation services
Revenue from contracts with customers
Total revenue from contracts with customers	19,516,000	12,313,000	6,880,000
Service revenue from operation and maintenance of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	€ 3,414,000	€ 1,850,000	€ 280,000